Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Internally developed software	447,705	495,004
Trademark	976	976
Supplier relationship	15,620	15,620
Customer relationship	206,000	184,800
Brand	26,400	12,100
Technology	19,500	16,200
Accumulated amortization	(358,894)	(401,776)

Intangible assets, net	357,307	322,924

Amortization expenses for intangible assets were RMB83,799, RMB84,569 and RMB70,839 for the years ended December 31, 2023, 2024 and 2025, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are RMB46,055, RMB44,004, RMB 40,939, RMB27,859 and RMB16,845, respectively.